RELATED PARTY TRANSACTIONS - Working Capital Loans (Details) - Working Capital Loans - Promissory Note - IPO And Over-Allotment Option - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Debt amount which can be converted to warrants	$ 2,000,000	$ 2,000,000
Exercise price of warrants (in USD per share)	$ 1	$ 1
Notes payable		$ 0	$ 0